NET REVENUES - Other information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NET REVENUES
Revenue recognized	¥ 289.4	¥ 198.5	¥ 26.3